May 12, 2023
Redwood Managed Volatility Fund
Redwood Managed Volatility Fund

Redwood Managed Volatility Fund

Class N RWDNX

Class I RWDIX

Class Y RWDYX

a series of Two Roads Shared Trust

Supplement dated May 12, 2023
to the Prospectus dated March 1, 2023

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This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective immediately, the second paragraph of the section entitled “Principal Investment Strategies” beginning on each of pages 1 and 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund’s exposure to these asset classes will be achieved through investments in derivative instruments such as total return swaps, which may include swaps on either individual or baskets of underlying diversified high yield bond exchange-traded funds (“ETFs”), bank loan funds, multi-sector bond funds and other fixed income funds, and credit default swaps. A total return swap is a contract that exchanges a floating rate for the total return of a security or index in which a payer and receiver exchange the credit risk and market risk of an underlying asset for the payment of a fee. The payer owns the underlying asset, also called the reference asset, and agrees to pay the receiver the total return on the asset, including its market appreciation and coupons, while the receiver agrees to pay a set rate, which could be fixed or variable. If the reference asset depreciates, the receiver pays the depreciation to the payer because the payer has transferred default risk, credit deterioration risk and market risk to the receiver. The Fund’s exposure to the different asset classes may be achieved through investments in total return swaps, where the Fund will pay a counterparty a set fee in exchange for the total return of a reference asset, which will usually be mutual funds or ETFs that are determined by the Adviser to be representative of the various fixed income classes described above. A credit default swap is a contract that enables an investor to buy or sell protection against a pre-determined issuer credit event. One party, acting as a ‘protection buyer,’ makes periodic payments, which may be based on, among other things, a fixed or floating rate of interest, to the other party, a ‘protection seller,’ in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a credit protection seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty following certain negative credit events as to a specified third-party debtor, such as default by a U.S. or non-U.S. corporate issuer on its debt obligations. In return for its obligation, the Fund would receive from the counterparty a periodic stream of payments, which may be based on, among other things, a fixed or floating rate of interest, over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments, and would have no payment obligations to the counterparty. The Fund may sell credit protection in order to earn additional income and/or to take a synthetic long position in the underlying security or basket of securities.

Effective immediately, the fourth paragraph of the section entitled “Principal Investment Strategies” beginning on each of pages 1 and 28 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The derivative instruments in which the Fund invests may obtain their investment exposure from underlying securities of any maturity or quality, including securities rated below investment grade. The Fund may also gain exposure to the high yield bond and bank loan markets through direct investments in bonds or through investments in investment companies, including open-end mutual funds, ETFs, and closed-end funds, including business development companies. The investment companies in which the Fund invests may invest in securities of any maturity or quality, including securities rated below investment grade. The bonds in which the Fund may directly invest may be of any maturity or quality, including securities rated below investment grade.

The Fund may gain exposure to foreign (non-U.S.) securities, including emerging market securities, to the extent the Fund invests directly in, or in derivatives of, other investment companies that hold securities of foreign (non-U.S.) issuers. The short-term fixed-income securities in which the Fund invests may include corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash. The Fund may also invest in money market funds or other investment companies whose assets are comprised primarily of short-term fixed income securities. The Fund may invest in short-term fixed income strategies of any maturity and credit quality, including securities rated below investment grade (“junk bonds”).

Effective immediately, the following disclosure is added to the section entitled “Principal Investment Risks” beginning on page 3 of the Prospectus:

  Investment Companies and ETFs Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company or ETF generally reflects the risks of owning the underlying investments the investment company or ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.
  Underlying Funds Risk. The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Effective immediately, the corresponding rows in the table beginning on page 31 of the Prospectus are hereby deleted in their entirety and replaced with the following:

	Redwood Managed Volatility Fund	Redwood Managed Municipal Income Fund	Redwood AlphaFactor® Tactical International Fund	Redwood Systematic Macro Trend (“SMarT®”) Fund
Investment Companies and ETFs Risk	X	X	X	X
Underlying Funds Risk	X	X		X

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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This Supplement and the Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated March 1, 2023 provide relevant information for all shareholders and should be retained for future reference. The Fund’s Prospectus and the SAI, which have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling 1-855-RED-FUND (733-3863).